Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of January 2013

Collection Period Start	1-Jan-13	Distribution Date	15-Feb-13
Collection Period End	31-Jan-13	30/360 Days	30
Beg. of Interest Period	15-Jan-13	Actual/360 Days	31
End of Interest Period	15-Feb-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	799,065,254.23	764,535,342.22	0.6541792
Total Securities		1,168,693,999.35	799,065,254.23	764,535,342.22	0.6541792
Class A-1 Notes	0.349850%	156,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.385700%	378,000,000.00	164,371,254.88	129,841,342.87	0.3434956
Class A-3 Notes	0.920000%	351,000,000.00	351,000,000.00	351,000,000.00	1.0000000
Class A-4 Notes	1.100000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	34,529,912.01	54,592.72	91.3489736	0.1444252
Class A-3 Notes	0.00	269,100.00	0.0000000	0.7666667
Class A-4 Notes	0.00	77,916.67	0.0000000	0.9166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	34,529,912.01	401,609.39

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,910,423.80
Monthly Interest				4,264,030.20
Total Monthly Payments				15,174,454.00

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				449,605.10
Aggregate Sales Proceeds Advance				7,310,701.48
Total Advances				7,760,306.58

Vehicle Disposition Proceeds:
Reallocation Payments				5,674,824.09
Repurchase Payments				395,269.80
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				14,645,335.25
Excess Wear and Tear and Excess Mileage				55,643.89
Remaining Payoffs				0.00
Net Insurance Proceeds				1,180,405.64
Residual Value Surplus				306,063.82
Total Collections				45,192,303.07

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	3,610,908.73			242
Involuntary Repossession	292,953.36			16
Voluntary Repossession	171,921.00			10
Full Termination	1,540,241.00			103
Bankruptcy	58,800.00			3
Insurance Payoff		1,160,804.82		65
Customer Payoff			103,614.41	5
Grounding Dealer Payoff			10,427,720.21	500
Dealer Purchase			3,797,614.06	162
Total	5,674,824.09	1,160,804.82	14,328,948.68	1,106

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of January 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	43,045	924,202,901.52	7.00000%	799,065,254.23
Total Depreciation Received		(11,883,489.91)		(10,627,956.35)
Principal Amount of Gross Losses	(103)	(2,120,562.27)		(1,845,057.14)
Repurchase / Reallocation	(28)	(437,460.13)		(395,269.80)
Early Terminations	(381)	(6,757,693.48)		(5,948,607.92)
Scheduled Terminations	(878)	(17,956,817.93)		(15,713,020.80)
Pool Balance - End of Period	41,655	885,046,877.80		764,535,342.22

Remaining Pool Balance
Lease Payment				180,571,708.00
Residual Value				583,963,634.22
Total				764,535,342.22

III. DISTRIBUTIONS

Total Collections					45,192,303.07
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					45,192,303.07

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					602,784.72
3. Reimbursement of Sales Proceeds Advance					3,065,384.15
4. Servicing Fee:
Servicing Fee Due					665,887.71
Servicing Fee Paid					665,887.71
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					4,334,056.58

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					54,592.72

Class A-2 Notes Monthly Interest Paid					54,592.72
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					269,100.00

Class A-3 Notes Monthly Interest Paid					269,100.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of January 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	77,916.67

Class A-4 Notes Monthly Interest Paid	77,916.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	401,609.39
Total Note and Certificate Monthly Interest Paid	401,609.39
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	40,456,637.10

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	34,529,912.01

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	34,529,912.01
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,926,725.09

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of January 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		17,530,409.99
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,530,409.99
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,926,725.09
Gross Reserve Account Balance		23,457,135.08
Remaining Available Collections Released to Seller		5,926,725.09
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		12.53
Monthly Prepayment Speed		84%
Lifetime Prepayment Speed		74%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,760,890.60
Securitization Value of Defaulted Receivables and Casualty Receivables	1,845,057.14	103
Aggregate Defaulted and Casualty Gain (Loss)	(84,166.54)
Pool Balance at Beginning of Collection Period	799,065,254.23
Net Loss Ratio	-0.0105%

Cumulative Net Losses for all Periods	0.0073%	85,388.87

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,030,064.24	273
61-90 Days Delinquent	1,255,318.52	72
91-120+ Days Delinquent	597,006.66	31
Total Delinquent Receivables:	6,882,389.42	376
60+ Days Delinquencies as Percentage of Receivables	0.23%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	5,151,149.73	338
Securitization Value	4,987,455.79
Aggregate Residual Gain (Loss)	163,693.94

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	51,113,673.67	3,074
Cumulative Securitization Value	51,617,302.61
Cumulative Residual Gain (Loss)	(503,628.94)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		4,414,908.19
Reimbursement of Outstanding Advance		3,065,384.15
Additional Advances for current period		7,310,701.48
Ending Balance of Residual Advance		8,660,225.52

Beginning Balance of Payment Advance		1,342,206.00
Reimbursement of Outstanding Payment Advance		602,784.72
Additional Payment Advances for current period		449,605.10
Ending Balance of Payment Advance		1,189,026.38

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of January 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No